Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Beginning balance, shares at Nov. 30, 2017	3,470,451
Beginning balance at Nov. 30, 2017	$ 35,290,034	$ 36,685,387	$ 284,421	$ (71,873,459)	$ 386,383
DSU's to non-management board members (Note 8)		7,565			7,565
Stock options to employees (Note 7)		31,688			31,688
Net loss				(3,149,588)	(3,149,588)
Ending balance, shares at Feb. 28, 2018	3,470,451
Ending balance at Feb. 28, 2018	$ 35,290,034	36,724,640	284,421	(75,023,047)	(2,723,952)
Beginning balance, shares at Nov. 30, 2018	18,252,243
Beginning balance at Nov. 30, 2018	$ 44,327,952	45,110,873	284,421	(85,620,939)	4,102,307
Stock options to employees (Note 7)		2,274			2,274
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9), shares	3,673,334
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9)	$ 953,549	(927,095)			26,454
Net loss				(3,224,449)	(3,224,449)
Ending balance, shares at Feb. 28, 2019	21,925,577
Ending balance at Feb. 28, 2019	$ 45,281,501	$ 44,186,052	$ 284,421	$ (88,845,388)	$ 906,586